Retirement Plans and Employee Benefits	12 Months Ended
Dec. 31, 2012
Retirement Plans and Employee Benefits
Retirement Plans and Employee Benefits

11. Retirement Plans and Employee Benefits

          The Company maintains three 401(k) plans (the "EVHC Plans") for its employees and employees of certain subsidiaries who meet the eligibility requirements set forth in the EVHC Plans. Employees may contribute a maximum of 40% of their compensation up to the annual limit established by the Internal Revenue Service ($17,000 in 2012). Two of the three EVHC Plans are 401(k) plans and provide a 50% match on up to 6% of eligible compensation. The third plan is a money purchase plan and is frozen to new participants. EVHC's contributions to the EVHC Plans were $12.3 million for the year ended December 31, 2012. EVHC's contributions to the EVHC Plans were $7.8 million and $5.4 million for the Successor period from May 25, 2011 through December 31, 2011 and the Predecessor period from January 1, 2011 through May 24, 2011, respectively. EVHC's contributions to the EVHC Plans were $13.2 million for the year ended December 31, 2010. Contributions are included in compensation and benefits in the accompanying statements of operations.

          EmCare serves as Plan Administrator on a qualified retirement plan established in March 1998 called the "Associated Physicians' Retirement Plan". This plan provides retirement benefits to employed physicians and clinicians in the professional corporations that have adopted this multiple employer Plan. Eligible employees may immediately elect to contribute 1% to 25% of their annual compensation on a tax-deferred basis subject to limits established by the Internal Revenue Service through the 401(k) component of the Plan. The Plan also has a separate component that allows participants the ability to make a one-time irrevocable election to reduce their annual compensation up to 20% in exchange for a contribution made to their retirement account from their respective employer company. Total contributions from the subscribing employers were $2.5 million for the year ended December 31, 2012. Total contributions from the subscribing employers were $2.7 million and $0.9 million for the Successor period from May 25, 2011 through December 31, 2011 and the Predecessor period from January 1, 2011 through May 24, 2011, respectively. EmCare contributed $1.9 million during the year ended December 31, 2010.